ASSET MANAGEMENT AND OTHER SERVICES (Details) $ in Thousands	Dec. 31, 2022 ARS ($) instrument	Dec. 31, 2021 ARS ($) instrument
Premier Renta C.P. Pesos
Disclosure of mutual funds portfolio [line items]
Portfolio	$ 101,661,606	$ 98,135,716
Mutual Funds, Net Worth	$ 101,528,063	$ 97,995,350
Number of Units | instrument	16,191,115,975	11,713,447,317
Premier Renta Plus en Pesos
Disclosure of mutual funds portfolio [line items]
Portfolio	$ 671,186	$ 580,351
Mutual Funds, Net Worth	$ 669,226	$ 576,890
Number of Units | instrument	21,721,110	15,706,691
Premier Renta Fija Ahorro
Disclosure of mutual funds portfolio [line items]
Portfolio	$ 12,905,041	$ 17,957,707
Mutual Funds, Net Worth	$ 12,775,831	$ 17,840,745
Number of Units | instrument	712,483,562	2,136,780,683
Premier Renta Fija Crecimiento
Disclosure of mutual funds portfolio [line items]
Portfolio	$ 205,918	$ 222,501
Mutual Funds, Net Worth	$ 205,377	$ 221,883
Number of Units | instrument	4,920,585	4,571,392
Premier Renta Variable
Disclosure of mutual funds portfolio [line items]
Portfolio	$ 599,412	$ 798,301
Mutual Funds, Net Worth	$ 584,246	$ 792,070
Number of Units | instrument	5,946,886	8,944,577
Premier FCI Abierto Pymes
Disclosure of mutual funds portfolio [line items]
Portfolio	$ 1,282,598	$ 2,028,648
Mutual Funds, Net Worth	$ 1,236,395	$ 2,024,425
Number of Units | instrument	75,458,259	99,988,028
Premier Commodities
Disclosure of mutual funds portfolio [line items]
Portfolio	$ 1,048,467	$ 582,665
Mutual Funds, Net Worth	$ 804,068	$ 439,031
Number of Units | instrument	24,979,798	15,200,277
Premier Capital
Disclosure of mutual funds portfolio [line items]
Portfolio	$ 6,688,744	$ 2,801,114
Mutual Funds, Net Worth	$ 6,650,992	$ 2,768,095
Number of Units | instrument	476,377,885	180,998,028
Premier Inversin
Disclosure of mutual funds portfolio [line items]
Portfolio	$ 1,264,380	$ 2,563,981
Mutual Funds, Net Worth	$ 1,263,772	$ 2,562,732
Number of Units | instrument	1,052,023,732	1,965,594,347
Premier Balanceado
Disclosure of mutual funds portfolio [line items]
Portfolio	$ 1,689,536	$ 2,343,765
Mutual Funds, Net Worth	$ 1,370,786	$ 2,341,934
Number of Units | instrument	102,340,389	169,137,724
Premier Renta Mixta
Disclosure of mutual funds portfolio [line items]
Portfolio	$ 3,805,353	$ 7,166,782
Mutual Funds, Net Worth	$ 3,796,118	$ 6,390,810
Number of Units | instrument	616,247,881	850,150,799
Premier Renta Mixta en USD
Disclosure of mutual funds portfolio [line items]
Portfolio	$ 283,405	$ 262,797
Mutual Funds, Net Worth	$ 237,883	$ 261,196
Number of Units | instrument	2,569,639	2,122,092
Premier Performance en USD
Disclosure of mutual funds portfolio [line items]
Portfolio	$ 542,190	$ 1,016,561
Mutual Funds, Net Worth	$ 537,053	$ 1,009,157
Number of Units | instrument	4,468,523	6,455,272
Premier Global USD
Disclosure of mutual funds portfolio [line items]
Portfolio	$ 66,246	$ 517,589
Mutual Funds, Net Worth	$ 65,360	$ 516,588
Number of Units | instrument	321,553	2,430,000
Premier Estratgico
Disclosure of mutual funds portfolio [line items]
Portfolio	$ 1,465,984
Mutual Funds, Net Worth	$ 1,464,690
Number of Units | instrument	832,710,848